Long-Term Equity Investments - Summary of Long-Term Equity Investments (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Long term investments 1 [Abstract]
Long-term investments - common shares held	$ 261,159	$ 95,608	$ 80,595
Long-term investments - warrants held	13	124
Long-term investments	$ 261,172	$ 95,732